Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contribution on imported foreign exchange	$ 50
Income/(loss) before income taxes and non controlling interest	(109,551)	175,874	41,276
One-off income tax benefit in deferred income tax	(4,260)	312	(56)
Argentina
Income tax rate	35.00%
Effective Tax Rate On Corporate Assets	1.00%
Tax rate on revenues	4.90%	4.72%
Paraguay
Income tax rate	10.00%
Tax rate on revenues	1.00%
Corporate Income Tax Rate	10.00%
Options to determine income tax liabilities	Under the first option income tax liabilities for the current and prior periods are measured by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay, Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced.
Brazil
Corporate Income Tax Rate	34.00%
Merge of subsidiaries of Navios Logistics
Income/(loss) before income taxes and non controlling interest	43,475
One-off income tax benefit in deferred income tax	$ 4,333